Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Feb. 28, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Investee
Related Party Transaction [Line Items]
Ownership percentage			47.00%
Affiliated Entity
Related Party Transaction [Line Items]
Expenses from transactions with related party			$ 85	$ 331	$ 200
Affiliated Entity | Related Party Investee
Related Party Transaction [Line Items]
Cash consideration	$ 500
Contingent consideration	$ 1,000
Affiliated Entity | Saas Service Agreement
Related Party Transaction [Line Items]
Revenue from related parties			153	128	129
Expenses from transactions with related party			$ 580	$ 592	$ 367
Contract Termination Notice Period		30 days